Investments - Summary of the Group's Subsidiaries with Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-current assets	$ 174,074	$ 238,760	[1]
Current assets	266,939	406,020	[1]
Non-current liabilities	(454,590)	(358,821)	[1]
Current liabilities	(91,798)	(123,363)	[1]
Carrying amount of Non-controlling interest	(267)	(455)	[1]
Total Revenue	254,476	421,428		$ 139,153
Profit/(loss)	(447,793)	(100,929)		(240,980)
Total comprehensive profit/(loss)	(407,873)	(100,556)		(258,557)
Profit/(loss) allocated to non-controlling interest	188	174		(17)
Cash flows from operating activities	(162,108)	(134,583)		(149,327)
Cash flows from investment activities	(24,983)	(106,346)		(64,381)
Cash flows from financing activities	165,289	219,022		$ 236,586
LumiraDx Colombia Holdings Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-current assets	351	189
Current assets	7,925	8,627
Non-current liabilities	(5,597)	(5,643)
Current liabilities	(2,648)	(3,213)
Net assets/(liabilities)	31	(40)
Carrying amount of Non-controlling interest	1,015	805
Total Revenue	11,019	12,101
Profit/(loss)	1,106	1,609
Other comprehensive gain	0	0
Total comprehensive profit/(loss)	1,106	1,609
Profit/(loss) allocated to non-controlling interest	210	306
Other comprehensive loss allocated to non- controlling interest	0	0
Cash flows from operating activities	(97)	1,810
Cash flows from investment activities	(273)	(98)
Cash flows from financing activities
Increase Decrease In Cash And Cash Equivalents, Total	(370)	1,712
LumiraDx Healthcare LTDA [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-current assets	153	237
Current assets	1,261	1,517
Non-current liabilities	(4,708)	(3,594)
Current liabilities	(312)	(543)
Net assets/(liabilities)	(3,606)	(2,383)
Carrying amount of Non-controlling interest	(1,282)	(1,260)
Total Revenue	2,185	2,320
Profit/(loss)	(1,120)	(879)
Other comprehensive gain	0	0
Total comprehensive profit/(loss)	(1,120)	(879)
Profit/(loss) allocated to non-controlling interest	(22)	(132)
Other comprehensive loss allocated to non- controlling interest	0	0
Cash flows from operating activities	(883)	(701)
Cash flows from investment activities	(92)	(38)
Cash flows from financing activities	1,000	500
Increase Decrease In Cash And Cash Equivalents, Total	$ 25	$ (239)

[1]	Government and other grants have been restated due to a presentational error - see Note 21.